Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y AdvertisingDisplay State Market	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock	$ 11,650	$ 17,839	$ 12,462
Significant Accounting Policies (Textual) [Abstract]
Number of advertising displays	143,000
Number of states in which the company operates	44
Number of states in which the company operates logo sign business	21
Number of markets in which entity operates with transit advertising business	60
Investment maturity period	three months or less
Estimated useful lives of Intangible assets, Minimum	3
Estimated useful lives of Intangible assets, Maximum	15
Anti-dilutive shares	0	465,820	2,580,092
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock	7,875
Performance-based stock incentive program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock	3,535
Stock awards to directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock	$ 240